Stockholders' Deficit - Schedule of Outstanding Vested and Unexercised Common Stock Warrants (Details) - Vested and Unexercised Common Stock Warrants [Member]	Mar. 31, 2021 $ / shares shares
Number of Warrants	83,259
September 2014 [Member]
Exercise Price | $ / shares	$ 16.20
Number of Warrants	62,500
Expiration Date	Aug. 31, 2021
September 2014 [Member]
Exercise Price | $ / shares	$ 10.00
Number of Warrants	11,800
Expiration Date	Sep. 18, 2021
September 2014 [Member]
Exercise Price | $ / shares	$ 10.00
Number of Warrants	8,959
Expiration Date	Sep. 29, 2021